SHARES ISSUED TO NONEMPLOYEE, EMPLOYEE AND DIRECTOR	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Shares Issued To Nonemployee Employee And Director
SHARES ISSUED TO NONEMPLOYEE, EMPLOYEE AND DIRECTOR

NOTE 21 - SHARES ISSUED TO NONEMPLOYEE, EMPLOYEE AND DIRECTOR

The Company enters into consulting, employment, and advisory agreements pursuant to which compensation may be paid, in whole or in part, through the issuance of shares of the Company’s common stock.

Share-based awards issued under these arrangements are generally structured as separate equity awards with distinct grant dates corresponding to final board approval. Shares are issued as fully vested and nonforfeitable upon grant; however, such awards are often granted in advance of the performance of the related services.

For certain arrangements, shares are awarded based on tranches covering varying service periods within the entire service agreement. Each tranche represents a separate share-based award with a distinct grant date. Shares issued under each tranche are fully vested and nonforfeitable upon grant; however, the awards are granted in advance of the related service periods. As such, if the requisite services are not completed, the Company may cancel the related shares and reverse any previously recognized share-based compensation expense associated with unperformed services.

Accordingly, although the shares are legally issued and fully vested upon grant, the Company recognizes the related share-based compensation expense over the requisite service period in accordance with ASC 718, as the services are performed.

These awards are evaluated based on their substantive terms and conditions to determine the appropriate accounting treatment under ASC 718.

Consulting and Advisory Agreements

Looi Pei See Agreement

On December 15, 2022, the Company entered into a services agreement with Looi Pei See (the “Looi Pei See Agreement”) to support the development of retail markets in Malaysia and Singapore.

Under the Looi Pei See Agreement, the Company issued 1,140,000 shares of the Company’s common stock on December 31, 2022. The shares had a grant-date fair value of $228,000, based on a closing stock price of $0.20 per share on December 31, 2022 (date of final board approval and grant date).

The shares were issued in advance of the service period from December 15, 2022 through December 14, 2025. Accordingly, the Company recognizes the related compensation expense over the three-year service period.

During the nine months ended March 31, 2026, the Company recognized $34,741 of consulting expense related to the Looi Pei See Agreement, which is included in selling, general and administrative expenses.

Fosnacht Agreement

On October 23, 2023, the Company, through VRI, entered into a services agreement (the “Fosnacht Agreement”) with Donald R. Fosnacht to engage him as National Certification and Extensive BCR (Biochar Carbon Removal) Implementation Specialist to develop and implement a comprehensive strategy to obtain national and regional certification and endorsement for carbon net-negative construction products with high biochar content, encompassing asphalt, concrete, and soil stabilization as designated in the Fosnacht Agreement.

Under the Fosnacht Agreement, the Company issued 1,000,000 shares of the Company’s common stock, on January 31, 2024. The shares had a grant-date fair value of $134,000, based on a closing stock price of $0.134 per share on January 31, 2024 (date of final board approval and grant date). The term of the Fosnacht Agreement expired on December 31, 2025.

The shares were issued in advance of the service period through December 31, 2025, and compensation expense is recognized over the service period.

During the nine months ended March 31, 2026, the Company recognized $30,782 of consulting expense related to the Fosnacht Agreement.

National Implementation Expert Agreements

On April 20, 2024 and as amended on June 29, 2024, the Company entered into two services agreements (the “NIE Agreements”) with Dr. Nam Tran and Dr. Raymond Powell to serve as National Implementation Experts for VRI, to initiate connections with esteemed asphalt contractors, identify potential partners, explore potential collaborations through their extensive networks in the asphalt industry and recommend strategies to capitalize on emerging opportunities as designated in the NIE Agreements.

Under the NIE Agreements, each consultant is entitled to receive 3,000,000 shares of common stock, to be granted in three separate tranches of 1,000,000 shares each corresponding to successive twelve-month service periods beginning May 1, 2024. The term of the NIE Agreements will remain effective until April 30, 2027, and both parties may renew their respective agreement, or enter into a new agreement as may be mutually agreed on terms to be separately negotiated.

The first tranche of 1,000,000 shares for each consultant was approved and issued on July 31, 2024 and had a grant-date fair value of $360,000 per consultant, based on a stock price of $0.36 per share on July 31, 2024 (date of final board approval and grant date).

As the second tranche of 1,000,000 shares to Dr. Raymond Powell were only approved and issued on July 1, 2025 (date of final board approval and grant date), the compensation expense for the service period for the two months ended June 30, 2025 was accrued for based on management’s best estimate of the fair value of the stock determined as the stock price as of grant date of $0.095 per share, for a total fair value of $95,000.

The Company agreed that as part of the compensation package in the addendum to the NIE Agreement with Nam Tran, dated December 27, 2025 the share issuance shall be based on a fixed dollar amount of $100,000 as set forth in the NIE Agreement, with the number of shares calculated based on the applicable share price at the time of issuance.

On January 5, 2026, the Company issued 1,727,115 shares of the Company’s common stock to Dr. Nam Tran, for the service period from May 1, 2025, and April 30, 2026, based on a stock price of $0.0579 per share on January 5, 2026 (date of final board approval and grant date).

During the nine months ended March 31, 2026, the Company recognized $146,384 of consulting expenses related to the NIE Agreements, which is included in selling, general and administrative expenses.

Ludwig Agreement

On June 1, 2024 and as amended June 29, 2024, the Company entered into a multi-year services agreement with Dale Ludwig (the “Ludwig Agreement”) to serve as a strategic advisor to maintain and build strong relationships with policymakers at both state and federal levels, collaborate with Missouri Department of Transportation, build relationships with MAPA members, collaborate with Missouri contractors to encourage the use of the Company’s technologies, identify current biochar producers in Missouri and engage with the Missouri Department of Economic Development.

The Ludwig Agreement provides for the issuance of 2,000,000 shares of common stock in three tranches (700,000, 700,000, and 600,000 shares), each representing separate awards corresponding to successive service periods, which begins 11 months from June 1, 2024 and 12 months from May 1, 2025, and May 1, 2026, respectively.

The first tranche of 700,000 shares was approved and issued on August 8, 2024 and had a grant-date fair value of $210,000, based on a stock price of $0.30 per share on August 8, 2024 (date of final board approval and grant date).

The Company agreed that as part of the compensation package in the addendum to the Ludwig Agreement, dated December 27, 2025, the share issuance shall be based on a fixed dollar amount of $60,000 as set forth in the Ludwig Agreement, with the number of shares calculated based on the applicable share price at the time of issuance.

On January 5, 2026, the Company issued 1,727,115 shares of the Company’s common stock to Dale Ludwig for the service period from May 1, 2025 to May 1, 2026, based on a stock price of $0.0579 per share on January 5, 2026 (date of final board approval and grant date).

During the nine months ended March 31, 2026, the Company recognized $80,082 of consulting expense related to the Ludwig Agreement, which is included in selling, general and administrative expenses.

AUM Capital Markets Advisory Agreement

On November 29, 2024, the Company, through VRI entered into a consulting services agreement (the “AUM Agreement”) to engage AUM Media Inc (“AUM”), a Delaware corporation, to provide capital markets advisory, investor relations, and media relations services in connection with the Company’s planned equity financing and anticipated Nasdaq uplisting.

The AUM Agreement provides for:

●	a monthly cash fee of $6,000, and

●	the issuance of 9,313,100 shares (0.75% of the Company’s outstanding shares as of November 29, 2024).

The shares are issuable in two tranches:

●	4,656,550 shares upon execution of the agreement, and

●	4,656,550 shares upon Nasdaq listing.

On January 2, 2025, the Company issued the first tranche of 4,656,550 shares to Aegis Ventures Limited, as designated by AUM.

The 4,656,550 shares had a grant-date fair value of $745,048, based on a grant date of November 29, 2024 and closing stock price of $0.16 per share. The shares were issued in advance of the service period from January 1, 2025 through December 31, 2025, and compensation expense is recognized over the service period.

During the nine months ended March 31, 2026, the Company recognized $375,586 of consulting expense related to the AUM Agreement and is recorded to selling, general and administrative expenses.

Poorman Agreement

On January 2, 2026, the Company, through VRI, entered into a services agreement (the “Poorman Agreement”) with Christopher David Poorman to engage him as Logistic & Deployment Consultant to the Company and its affiliates, including operational strategy, scaling, process development, and safety, compliance, and risk management.

Under the Poorman Agreement, the Company issued 165,631 shares of the Company’s common stock on February 19, 2026. The shares had a grant-date fair value of $8,000, based on a closing stock price of $0.0483 per share on February 19, 2026 (date of final board approval and grant date).

The shares were issued in advance of the service period from January 2, 2026 through December 31, 2026. Accordingly, the Company recognizes the related compensation expense over the service period.

During the nine months ended March 31, 2026, the Company recognized $1,956 of consulting expense related to the Poorman Agreement, which is included in selling, general and administrative expenses.

Apex Agreement

On January 2, 2026, the Company, through VRI, entered into a services agreement (the “Apex Agreement”) with Technologies Apex, LLC for business development and packaging strategy advisory services, including packaging optimization and design, marketing and branding, sales enablement, and related strategic support.

Under the Apex Agreement, the Company issued 3,975,155 shares of the Company’s common stock on February 19, 2026. The shares had a grant-date fair value of $192,000, based on a closing stock price of $0.0483 per share on February 19, 2026 (date of final board approval and grant date).

The shares were issued in advance of the service period from January 2, 2026 through January 1, 2027. Accordingly, the Company recognizes the related compensation expense over the two-year service period.

During the nine months ended March 31, 2026, the Company recognized $23,440 of consulting expense related to the Apex Agreement, which is included in selling, general and administrative expenses.

Michelle Yanez – Senior Advisor Capital Markets, Finance & SEC Compliance

On March 1, 2026, the Company, through VRI, entered into a services agreement (the “Yanez Agreement”) with Michelle Yanez to serve as a senior advisor to the Company on capital markets, finance, and SEC compliance matters, including advisory support in connection with a potential Nasdaq uplisting and related exchange requirements, monitoring of Nasdaq compliance and SEC reporting obligations, assistance with financial systems and internal controls, coordination with external auditors, and investor readiness support.

The Company agreed that 50% of the monthly salary will be paid in cash, with the remaining 50% to be settled in shares of the Company’s common stock. The equity portion is based on a fixed monthly value of $4,750, with the number of shares issued calculated based on the Company’s share price at the time of issuance, in accordance with the Yanez Agreement. The Yanez Agreement became effective on March 1, 2026 and continues on an ongoing basis.

During the nine months ended March 31, 2026, the Company recognized $9,500 of expense related to the Yanez Agreement, within selling, general and administrative expenses, including $4,750 of stock-based compensation expense associated with the equity-settled portion of the arrangement and $4,750 associated with the cash-settled portion of the consulting fees. As of the date of this Quarterly Report, the shares have not been issued yet.

Employee and Director Share Compensation

Eric Bava – Chief Operating Officer

On October 1, 2023, the Company entered into an employment agreement with Eric Bava, (the “Bava Employment Agreement”, as amended) with the Company’s Chief Operating Officer. The Company agreed to issue 670,000 of the Company’s common stock annually to Eric Bava, upon completion of each full year of service under the Bava Employment Agreement, as amended. The term of the Bava Employment Agreement will remain effective until September 30, 2027.

On August 30, 2024, the Company approved and issued 670,000 shares with a grant-date fair value of $181,235, based on a closing stock price of $0.2705 per share on August 30, 2024 (date of final board approval and grant date). These shares were related to the service period from October 1, 2023 through September 30, 2024.

Pursuant to the addendum to the Bava Employment Agreement dated August 29, 2025, the grant-date fair value of the share-based compensation for the second year of service was established at $60,000. Prior to the establishment of the grant date, compensation expense was accrued based on management’s estimate of fair value in accordance with ASC 718-10-30-6. Accordingly, $44,877 was recognized over the requisite service period from October 1, 2024 through June 30, 2025.

On January 5, 2026, the Company issued 1,036,269 shares of the Company’s common stock to Eric Bava, for the service period from October 1, 2024 to September 30, 2025, based a stock price of $0.0579 per share on January 5, 2026 date of final board approval and grant date).

During the nine months ended March 31, 2026, the Company recognized $45,041 of compensation expense related to the Bava Employment Agreement, which includes accruals based on best estimate, and is recorded to selling, general and administrative expenses.

Jeremy P. Concannon – Chief Growth Officer

On July 31, 2024, VRI entered into a service agreement with Jeremy P. Concannon, the Company’s Chief Growth Officer of the Company, effective from August 1, 2024 (the “Concannon Services Agreement”).

Pursuant to the Concannon Services Agreement, as amended on September 27, 2024, the Company agreed to issue a total of 4,050,000 shares of the Company’s common stock to Jeremy P. Concannon over three tranches of 1,350,000 shares, with each tranche of shares to be issued as compensation for each service period beginning 12 months from August 1, 2024, and 2025, and for 14 months from August 1, 2026, to September 30, 2027, respectively. The term of the Concannon Service Agreement will remain effective until September 30, 2027, and both parties may renew the agreement, or enter into a new agreement as may be mutually agreed on terms to be separately negotiated.

The first tranche of 1,350,000 shares was approved and issued on August 30, 2024, with a grant-date fair value of $365,175, based on a closing stock price of $0.2705 per share on August 30, 2024 (date of final board approval and grant date).

During the nine months ended March 31, 2026, the Company recognized $79,368 of compensation expense related to the Concannon Services Agreement, which is recorded to selling, general and administrative expenses. The second tranche of 1,350,000 shares of common stock due to be issued to Mr. Concannon on August 31, 2025, has not been issued as of the date of this Quarterly Report.

Hannah Bruehl – Chief of Staff

The Company agreed to issue 50,000 shares of common stock to Hannah Bruehl, Chief of Staff of the Company for the service period from September 3, 2024 to September 2, 2025, as part of the compensation package in the employment agreement signed on September 3, 2024 (the “Bruehl Agreement”).

The shares were approved and issued on January 3, 2025, and had a grant-date fair value of $9,280, based on a closing stock price of $0.1856 per share on January 3, 2025 (date of final board approval and grant date).

The Company agreed that as part of the compensation package in the addendum to the Bruehl Agreement, dated December 27, 2025, the share issuance shall be based on a fixed dollar amount of $5,000 as set forth in the Bruehl Agreement, with the number of shares calculated based on the applicable share price at the time of issuance.

On January 5, 2026, the Company issued 86,355 shares of the Company’s common stock to Hannah Bruehl for the service period from September 3, 2025 to September 2, 2026, based on a stock price of $0.0579 per share on January 5, 2026 (based on date of final board approval and grant date).

During the nine months ended March 31, 2026, the Company recognized $4,504 of compensation expense related to this award, which is recorded to selling, general and administrative expenses.

Karl Strahl – Director

On June 1, 2025, the Company approved and issued 350,000 shares of common stock to Karl Strahl pursuant to a director appointment agreement, dated May 1, 2025, by and between the Company and Karl Strahl, covering the service period May 1, 2025 through April 30, 2026.

The shares had a grant-date fair value of $33,110, based on a stock price of $0.0946 per share on January 3, 2025 (date of final board approval and grant date).

During the nine months ended March 31, 2026, the Company recognized $24,855 of director compensation expense related to this award, which is recorded as selling, general and administrative expenses.

License Agreement

C-Twelve Joint Development and License Agreement

On October 18, 2024, the Company entered into a binding term sheet with C-Twelve (the “C-Twelve Term Sheet”), pursuant to which C-Twelve agreed to grant the Company: (i) an exclusive license to utilize its proprietary binder and biochar asphalt mixed designs for the production and commercialization of asphalt surfacing-related products within the United States; and (ii) a first right of refusal to extend the exclusive licensing of the Licensed Technology (as defined in the C-Twelve Term Sheet) to other countries and territories, subject to terms and conditions to be mutually agreed.

The C-Twelve Term Sheet, originally set to expire on February 28, 2025, was subsequently extended to May 31, 2025. On May 19, 2025, the Company and C-Twelve entered into the C-Twelve Agreement, which formalized the licensing and collaboration terms contemplated by the C-Twelve Term Sheet.

In consideration for the rights granted under the C-Twelve Agreement, the Company agreed to issue 1,500,000 shares of the Company’s common stock to C-Twelve within thirty (30) business days following the effective date of the C-Twelve Agreement. On June 1, 2025, the Company approved and issued 1,500,000 shares to Sundeo Pty Ltd, an affiliate designated by C-Twelve.

The shares had a grant-date fair value of $141,900, calculated based on the Company’s closing stock price of $0.0946 per share on June 1, 2025, which represents the date of final board approval and grant date.

The Company determined that the share issuance represents compensation for services and other performance obligations associated with the arrangement including licensing, development, and collaboration activities. Accordingly, the fair value of the shares is recognized as expense over the service period of May 19, 2025 through May 18, 2035, in accordance with ASC 718.

During the nine months ended March 31, 2026, the Company recognized $10,646 of licensing expense related to the C-Twelve Agreement, which was recorded in selling, general and administrative expenses.

Unrecognized Stock-Based Compensation

Although shares are generally issued as fully vested upon grant, certain awards are granted in advance of the performance of services. Accordingly, the Company has unrecognized stock-based compensation cost related to services to be rendered in future periods.

As of March 31, 2026 and June 30, 2025:

●	Nonemployee awards: $328,433 and $581,338, respectively, of unrecognized compensation expense to be recognized over a weighted-average period of 3.51 years and 3.79 years, respectively.

●	Employee and director awards: $4,845 and $60,219, respectively, of unrecognized compensation expense to be recognized over a weighted-average period of 0.27 years and 0.60 years, respectively.

There was no income tax benefit recognized in connection with stock-based compensation expenses.

NOTE 21 – SHARES ISSUED TO NONEMPLOYEES AND EMPLOYEES

The Company enters into consulting, employment, and advisory agreements pursuant to which compensation may be paid, in whole or in part, through the issuance of shares of the Company’s Common Stock.

Share-based awards issued under these arrangements are generally structured as separate equity awards with distinct grant dates corresponding to final board approval. Shares are issued as fully vested and nonforfeitable upon grant; however, such awards are often granted in advance of the performance of the related services. For certain arrangements, shares are awarded based on tranches covering varying service periods within the entire service agreement. Each tranche represents a separate share-based award with a distinct grant date.

These awards are legally issued, fully vested and nonforfeitable upon issuance, and the recipients obtain the same ownership rights as all other holders of the Company’s Common Stock. Accordingly, the shares are recorded within stockholders’ equity upon issuance, while the related prepaid share-based compensation is recognized as an asset and amortized over the applicable service period, in accordance with ASC 718, as the related services are received.

If the related services are not completed, the Company evaluates the remaining unamortized prepaid share-based compensation and will reverse amounts associated with unperformed services. In such circumstances, the Company shall seek to negotiate the voluntary cancellation of shares previously issued; however, such shares are not subject to contractual forfeiture, repurchase, or automatic cancellation provisions.

Consulting and Advisory Agreements

Looi Pei See Agreement

On December 15, 2022, the Company entered into a Services Agreement with Looi Pei See (the “Looi Pei See Agreement”) to support the development of retail markets in Malaysia and Singapore.

Under the Looi Pei See Agreement, the Company issued 1,140,000 shares of the Company’s Common Stock on December 31, 2022. The shares had a grant date fair value of $228,000, based on a closing stock price of $ 0.20 per share on December 31, 2022 (date of final board approval and grant date).

The shares were issued in advance of the service period from December 15, 2022 through December 14, 2025. Accordingly, the Company recognizes the related compensation expense over the three-year service period.

During the year ended June 30, 2025, the Company recognized $74,082 of consulting expense related to this agreement, which is included in selling, general and administrative expenses.

Fosnacht Agreement

On October 23, 2023, the Company, through VRI, entered into a Services Agreement (the “Fosnacht Agreement”) with Donald R. Fosnacht to engage him as National Certification and Extensive BCR (Biochar Carbon Removal) Implementation Specialist to develop and implement a comprehensive strategy to obtain national and regional certification and endorsement for carbon net-negative construction products with high biochar content, encompassing asphalt, concrete, and soil stabilization as designated in the Agreement.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Under the Fosnacht Agreement, the Company issued 1,000,000 shares of the Company’s Common Stock, on January 31, 2024. The shares had a grant-date fair value of $134,000, based on a closing stock price of $ 0.134 per share on January 31, 2024 (date of final board approval and grant date). The term of the Fosnacht Agreement expired on December 31, 2025.

The shares were issued in advance of the service period through December 31, 2025, and compensation expense is recognized over the service period.

During the year ended June 30, 2025, the Company recognized $61,061 of consulting expense related to this agreement.

National Implementation Expert Agreements

On April 20, 2024 and as amended on June 29, 2024, the Company entered into two Services Agreements (the “NIE Agreements”) with Dr. Nam Tran and Dr. Raymond Powell to serve as National Implementation Experts for VRI, to initiate connections with esteemed asphalt contractors, identify potential partners, explore potential collaborations through their extensive networks in the asphalt industry and recommend strategies to capitalize on emerging opportunities as designated in the NIE Agreements.

Under the NIE Agreements, each consultant is entitled to receive 3,000,000 shares of Common Stock, to be granted in three separate tranches of 1,000,000 shares each corresponding to successive twelve-month service periods beginning May 1, 2024. The term of the NIE Agreements will remain effective until April 30, 2027, and both parties may renew their respective agreement, or enter into a new agreement as may be mutually agreed on terms to be separately negotiated.

The first tranche of 1,000,000 shares for each consultant was approved and issued on July 31, 2024 and had a grant-date fair value of $360,000 per consultant based on a stock price of $0.36 per share on July 31, 2024 (date of final board approval and grant date).

As the second tranche of 1,000,000 shares to Dr. Raymond Powell were only approved and issued on July 1, 2025 (date of final board approval and grant date), the compensation expense for the service period for the two months ended June 30, 2025 was accrued for based on management’s best estimate of the fair value of the stock determined as the stock price as of grant date of $0.095 per share, for a total fair value of $95,000.

As the second tranche for Dr Nam Tran remained to be issued as of June 30, 2025, the accrual for the service period of two months ended June 30, 2025 was based on management’s best estimate of the fair value of 1,000,000 shares as of June 30, 2025, being $100,000, valued at $0.10 per share.

During the year ended June 30, 2025, the Company recognized $632,261 of consulting expenses related to the NIE Agreements, which includes accruals based on best estimate for two months ended June 30, 2025 for the second tranche of 1,000,000 shares each, and is recorded to selling, general and administrative expenses.

Ludwig Agreement

On June 1, 2024 and as amended June 29, 2024, the Company entered into a multi-year Services Agreement with Dale Ludwig (the “Ludwig Agreement”) to serve as a Strategic Advisor to maintain and build strong relationships with policymakers at both state and federal levels, collaborate with Missouri Department of Transportation, build relationships with MAPA members, collaborate with Missouri contractors to encourage the use of the Company’s technologies, identify current biochar producers in Missouri and engage with the Missouri Department of Economic Development.

The agreement provides for the issuance of 2,000,000 shares of Common Stock in three tranches (700,000, 700,000, and 600,000 shares), each representing separate awards corresponding to successive service periods, which begins 11 months from June 1, 2024 and 12 months from May 1, 2025, and May 1, 2026, respectively.

The first tranche of 700,000 shares was approved and issued on August 8, 2024 and had a grant-date fair value of $210,000, based on a stock price of $0.30 per share on August 8, 2024 (date of final board approval and grant date).

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

As the second tranche for Dale Ludwig remained to be issued as of June 30, 2025, the accrual for the service period of two months ended June 30, 2025 was based on management’s best estimate of the fair value of 700,000 shares as of June 30, 2025, being $70,000, valued at $0.10 per share.

During the year ended June 30, 2025, the Company recognized $202,836 of consulting expense related to the Ludwig Agreement, which includes accruals based on best estimate for two months, and is recorded to selling, general and administrative expenses.

AUM Capital Markets Advisory Agreement

On November 29, 2024, the Company, through VRI entered into a Consulting Services Agreement (the “AUM Agreement”) to engage AUM Media Inc (“AUM”), a Delaware corporation, to provide capital markets advisory, investor relations, and media relations services in connection with the Company’s planned equity financing and anticipated Nasdaq uplisting.

The AUM Agreement provides for:

●	a monthly cash fee of $6,000, and

●	the issuance of 9,313,100 shares (0.75% of the Company’s outstanding shares as of November 29, 2024)

The shares are issuable in two tranches:

●	4,656,550 shares upon execution of the agreement

●	4,656,550 shares upon Nasdaq listing

On January 2, 2025, the Company issued the first tranche of 4,656,550 shares to Aegis Ventures Limited, as designated by AUM.

The 4,656,550 shares had a grant-date fair value of $745,048, based on a grant date of November 29, 2024 and closing stock price of $0.16 per share. The shares were issued in advance of the service period from January 1, 2025 through December 31, 2025, and compensation expense is recognized over the service period.

During the year ended June 30, 2025, the Company recognized $369,462 of consulting expense related to the AUM Agreement and is recorded to selling, general and administrative expenses.

Employee and Director Share Compensation

Eric Bava – Chief Operating Officer

On October 1, 2023, the Company entered into an employment Agreement with Eric Bava, (the “Bava Employment Agreement”, as amended) with the Company’s Chief Operating Officer. The Company agreed to issue 670,000 of the Company’s Common Stock annually to Eric Bava, upon completion of each full year of service under the Bava Employment Agreement, as amended. The term of the Bava Employment Agreement will remain effective until September 30, 2027.

On August 30, 2024, the Company approved and issued 670,000 shares with a grant-date fair value of $181,235, based on a closing stock price of $0.2705 per share on August 30, 2024 (date of final board approval and grant date). These shares were related to service period from October 1, 2023 through September 30, 2024, and the related expense was accrued based on best estimate as of June 2024. The related expense for the year ended June 30, 2025 amounted to $45,556.

Pursuant to the addendum dated August 29, 2025, the grant-date fair value of the share-based compensation for the second year of service was established at $60,000. Prior to the establishment of the grant date, compensation expense was accrued based on management’s estimate of fair value in accordance with ASC 718-10-30-6. Accordingly, $44,877 was recognized over the requisite service period from October 1, 2024 through June 30, 2025.

During the year ended June 30, 2025, the Company recognized $90,433 of compensation expense. The expense is recorded to selling, general and administrative expenses.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Jeremy P. Concannon – Chief Growth Officer

On July 31, 2024, VRI entered into Service Agreement with Jeremy P. Concannon, the Company’s Chief Growth Officer of the Company, effective from August 1, 2024 (the “Concannon Services Agreement”).

Pursuant to the Concannon Services Agreement, as amended on September 27, 2024, the Company agreed to issue a total of 4,050,000 shares of the Company’s Common Stock to Jeremy P. Concannon over three tranches of 1,350,000 shares, with each tranche of shares to be issued as compensation for each service period beginning 12 months from August 1, 2024, and 2025, and for 14 months from August 1, 2026, to September 30, 2027, respectively. The term of the Concannon Service Agreement will remain effective until September 30, 2027, and both parties may renew the agreement, or enter into a new agreement as may be mutually agreed on terms to be separately negotiated.

The first tranche of 1,350,000 shares was approved and issued on August 30, 2024, with a grant-date fair value of $365,175, based on a closing stock price of $0.2705 per share on August 30, 2024 (date of final board approval and grant date.

During the year ended June 30, 2025, the Company recognized $334,160 of compensation expense related to the Concannon Agreement, which is recorded to selling, general and administrative expenses. The second tranche of 1,350,000 shares of Common Stock due to be issued to Mr. Concannon on August 31, 2025, has not been issued as of the date of these financial statements.

Hannah Bruehl – Chief of Staff

The Company agreed to issue 50,000 shares of Common Stock to Hannah Bruehl, Chief of Staff of the Company for service period from September 3, 2024 to September 2, 2025, as part of the compensation package in the Employment Agreement signed on September 3, 2024.

The shares were approved and issued on January 3, 2025, and had a grant-date fair value of $9,280, based on a closing stock price of $0.1856 per share on January 3, 2025 (date of final board approval and grant date).

During the year ended June 30, 2025, the Company recognized $7,653 of compensation expense related to this award, which is recorded to selling, general and administrative expenses.

Karl Strahl – Director

On June 1, 2025, the Company approved and issued 350,000 shares of Common Stock to Karl Strahl under a director appointment agreement, dated May 1, 2025, covering the service period May 1, 2025 through April 30, 2026.

The shares had a grant-date fair value of $33,110, based on a stock price of $0.0946 per share on January 3, 2025 (date of final board approval and grant date).

During the year ended June 30, 2025, the Company recognized $5,534 director compensation expense related to this award, which is recorded as selling, general and administrative expenses.

License Agreement

C-Twelve Joint Development and License Agreement

On October 18, 2024, the Company entered into a binding Term Sheet with C-Twelve, pursuant to which C-Twelve agreed to grant the Company: (i) an exclusive license to utilize its proprietary binder and biochar asphalt mixed designs for the production and commercialization of asphalt surfacing-related products within the United States; and (ii) a first right of refusal to extend the exclusive licensing of the Licensed Technology to other countries and territories, subject to terms and conditions to be mutually agreed.

The Term Sheet, originally set to expire on February 28, 2025, was subsequently extended to May 31, 2025. On May 19, 2025, the Company and C-Twelve entered into the definitive Joint Development Agreement, which formalized the licensing and collaboration terms contemplated by the Term Sheet.

In consideration for the rights granted under the C-Twelve Agreement, the Company agreed to issue 1,500,000 shares of the Company’s Common Stock to C-Twelve within thirty (30) business days following the Effective Date. On June 1, 2025, the Company approved and issued 1,500,000 shares to Sundeo Pty Ltd, an affiliate designated by C-Twelve.

The shares had a grant-date fair value of $141,900, calculated based on the Company’s closing stock price of $0.0946 per share on June 1, 2025, which represents the date of final board approval and grant date.

The Company determined that the share issuance represents compensation for services and other performance obligations associated with the arrangement including licensing, development, and collaboration activities. Accordingly, the fair value of the shares is recognized as expense over the service period of May 19, 2025 through May 18, 2035, in accordance with ASC 718.

During the year ended June 30, 2025, the Company recognized $1,671 of licensing expense related to this agreement, which recorded in selling, general and administrative expenses.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Unrecognized Stock-Based Compensation

Although shares are generally issued as fully vested upon grant, certain awards are granted in advance of the performance of services. Accordingly, the Company has unrecognized stock-based compensation cost related to services to be rendered in future periods.

As of June 30, 2025 and 2024:

●	Nonemployee awards: $581,338 and $200,666, respectively, to be recognized over a weighted-average period of 3.79 and 1.48, respectively.

●	Employee and director awards: $60,219 and $0, respectively, to be recognized over a weighted-average period of 0.60 and 0, respectively.

There was no income tax benefit recognized in connection with stock-based compensation expenses.